Acquisition of Trend Discovery Holdings, Inc.	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Business Combinations [Abstract]
ACQUISITION OF TREND DISCOVERY HOLDINGS, INC.

NOTE 15: ACQUISITION OF TREND DISCOVERY HOLDINGS, INC.

On May 31, 2019, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement") with Trend Discovery Holdings Inc., a Delaware corporation ("Trend Holdings") for the Company to acquire 100% of Trend Holdings pursuant to a merger of Trend Holdings with and into the Company (the "Merger"). The Merger was completed as agreed in the Merger Agreement, the Company is the surviving entity in the Merger and the separate corporate existence of Trend Holdings has ceased to exist. Pursuant to the Merger, each of the 1,000 issued and outstanding shares of common stock of Trend Holdings was converted into 5,500 shares of the Company's common stock. No cash was paid relating to the acquisition.

The Company acquired the assets and liabilities noted below in exchange for the 5,500 shares and accounted for the acquisition in accordance with ASC 805. Based on the fair values at the effective date of acquisition the purchase price was recorded as follows (subject to adjustment):

Cash	$3
Receivables	10
Other assets	1
Goodwill	3,223
$3,237

The Acquisition has been accounted for under the acquisition method of accounting. Under the acquisition method of accounting, the total acquisition consideration price was allocated to the assets acquired and liabilities assumed based on their preliminary estimated fair values. The fair value measurements utilize estimates based on key assumptions of the Acquisition, and historical and current market data. The excess of the purchase price over the total of estimated fair values assigned to tangible and identifiable intangible assets acquired and liabilities assumed is recognized as goodwill. In order to ultimately determine the fair values of tangible and intangible assets acquired and liabilities assumed for Trend Holdings, we may engage a third-party independent valuation specialist, however as of the date of this report, the valuation has not been undertaken. The Company has estimated the preliminary purchase price allocations based on historical inputs and data as of May 31, 2019. The preliminary allocation of the purchase price is based on the best information available and is pending, amongst other things: (i) the finalization of the valuation of the fair values and useful lives of tangible assets acquired; (ii) finalization of the valuations and useful lives for intangible assets; (iii) finalization of the valuation of accounts payable and accrued expenses; and (iv) finalization of the fair value of non-cash consideration.

During the measurement period (which is the period required to obtain all necessary information that existed at the acquisition date, or to conclude that such information is unavailable, not to exceed one year), additional assets or liabilities may be recognized, or there could be changes to the amounts of assets or liabilities previously recognized on a preliminary basis, if new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of those assets or liabilities as of that date. The Company expects the purchase price allocations for the acquisition of Trend Holdings to be completed by the end of the fourth quarter of fiscal 2020. The Company estimated the fair value of the Company's shares issued on a preliminary basis based on an average of quoted market value.

The goodwill is not expected to be deductible for tax purposes.

The following table shows pro-forma results for the nine months ended December 31, 2019 and 2018, as if the acquisition had occurred on April 1, 2018. These unaudited pro forma results of operations are based on the historical financial statements and related notes of Trend Holdings and the Company.

	Nine Months Ended
	December 31,
	2019	2018
	(Unaudited)	(Unaudited)

Revenues	$134	$1,109
Net loss	$(11,494)	(8,884)
Net loss per share	$(0.18)	$(0.16)

NOTE 17: ACQUISITION OF 440labs

On May 18, 2017, the Company entered into an exchange agreement (the "Exchange Agreement") with Zest Labs, 440labs, SphereIt, LLC, a Massachusetts limited liability company ("SphereIt") and three of 440labs' executive employees. Pursuant to the Exchange Agreement, on May 23, 2017 the Company acquired all of the shares of 440labs in exchange for 300 shares of the Company's common stock issued to SphereIt. 440labs' three executive employees signed employment agreements pursuant to which each of the three executive employees received 100 shares of the Company's common stock and became employed by Zest Labs.

No cash was paid relating to the acquisition of 440labs. 440labs is a software development and information solutions provider for cloud, mobile, and IoT applications. 440labs' experienced leadership and engineering teams will augment Zest Labs' development of modern, enterprise scale solutions that robustly connect to distributed IoT deployments. 440labs blends onshore and offshore resources to optimize development and provide extended runtime operations coverage, critical to broad-based deployments.

The Company acquired the assets and liabilities noted below in exchange for the 300 shares and accounted for the acquisition in accordance with ASC 805. Based on the fair values at the effective date of acquisition the purchase price was recorded as follows:

Identifiable intangible assets	$1,435
Goodwill	65
$1,500

The primary business of 440labs is providing development services to Zest Labs. In consolidation, the revenues of 440labs prior to the acquisition would have been eliminated against the expenses of Zest Labs that were paid to 440labs, resulting in an insignificant impact to the net losses of the Company. The goodwill is not expected to be deductible for tax purposes. The goodwill was tested for impairment and written off in the quarter ended March 31, 2018 along with the intangible asset related to one of the executive employees who resigned from the Company.